Reverb ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.1%
Paychex, Inc.	30	$4,330

Advertising Public Relations and Related Services - 0.3%
AppLovin Corp. - Class A (a)	27	10,549
Trade Desk, Inc. - Class A (a)	39	3,391
		13,940

Aerospace Product and Parts Manufacturing - 1.3%
Boeing Co. (a)	63	13,976
HEICO Corp. - Class A	9	2,323
Honeywell International, Inc.	54	12,007
Lockheed Martin Corp.	18	7,577
RTX Corp.	114	17,963
TransDigm Group, Inc.	6	9,651
		63,497

Agencies Brokerages and Other Insurance Related Activities - 0.5%
Aon PLC - Class A	18	6,403
Arthur J Gallagher & Co.	18	5,171
Brown & Brown, Inc.	27	2,467
Marsh & McLennan Cos., Inc.	42	8,366
Willis Towers Watson PLC	9	2,842
		25,249

Agriculture Construction and Mining Machinery - 0.6%
Caterpillar, Inc.	39	17,083
Deere & Co.	24	12,585
		29,668

Alumina and Aluminum Production and Processing - 0.1%
Howmet Aerospace, Inc.	36	6,472

Animal Slaughtering and Processing - 0.0% (b)
Hormel Foods Corp.	33	927
Tyson Foods, Inc. - Class A	21	1,098
		2,025

Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	18	2,575

Architectural Engineering and Related Services - 0.1%
Jacobs Solutions, Inc.	6	851
Teledyne Technologies, Inc. (a)	3	1,653
		2,504

Automotive Parts Accessories and Tire Stores - 0.1%
O'Reilly Automotive, Inc. (a)	72	7,079

Basic Chemical Manufacturing - 0.4%
International Flavors & Fragrances, Inc.	21	1,492
Linde PLC	39	17,950
		19,442

Beverage Manufacturing - 1.2%
Brown-Forman Corp. - Class B	39	1,125
Coca-Cola Co.	375	25,459
Coca-Cola Europacific Partners PLC	30	2,908
Constellation Brands, Inc. - Class A	15	2,506
Keurig Dr Pepper, Inc.	117	3,820
Monster Beverage Corp. (a)	78	4,582
PepsiCo, Inc.	123	16,964
		57,364

Boiler Tank and Shipping Container Manufacturing - 0.0% (b)
Ball Corp.	27	1,546

Building Equipment Contractors - 0.1%
Quanta Services, Inc.	12	4,874

Building Material and Supplies Dealers - 0.9%
Home Depot, Inc.	93	34,179
Lowe's Cos., Inc.	48	10,731
		44,910

Business Support Services - 3.1%
Coinbase Global, Inc. - Class A (a)	18	6,800
Corpay, Inc. (a)	6	1,938
Equifax, Inc.	9	2,162
Fair Isaac Corp. (a)	3	4,310
Fidelity National Information Services, Inc.	45	3,573
Live Nation Entertainment, Inc. (a)	18	2,658
Mastercard, Inc. - Class A	78	44,185
Moody's Corp.	15	7,736
MSCI, Inc.	6	3,368
NU Holdings Ltd. - Class A (a)	303	3,703
PayPal Holdings, Inc. (a)	84	5,776
ROBLOX Corp. - Class A (a)	42	5,787
Visa, Inc. - Class A	174	60,112
		152,108

Cable and Other Subscription Programming - 0.3%
Comcast Corp. - Class A	330	10,966
Liberty Media Corp.-Liberty Formula One - Class C (a)	15	1,505
Warner Bros Discovery, Inc. (a)	207	2,726
		15,197

Cement and Concrete Product Manufacturing - 0.1%
CRH PLC	42	4,009

Chemical and Allied Products Merchant Wholesalers - 0.0% (b)
LyondellBasell Industries NV - Class A	27	1,564

Clothing Stores - 0.6%
Charter Communications, Inc. - Class A (a)	12	3,232
KKR & Co., Inc.	72	10,554
Ross Stores, Inc.	27	3,687
TJX Cos., Inc.	96	11,955
		29,428

Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV	12	1,287
United Rentals, Inc.	6	5,298
		6,585

Commercial and Service Industry Machinery Manufacturing - 0.2%
KLA Corp.	12	10,548

Communications Equipment Manufacturing - 6.0%
Apple, Inc.	1,338	277,729
MongoDB, Inc. (a)	6	1,427
Motorola Solutions, Inc.	15	6,585
QUALCOMM, Inc.	96	14,089
		299,830

Computer and Peripheral Equipment Manufacturing - 1.5%
Arista Networks, Inc. (a)	102	12,568
Cisco Systems, Inc.	336	22,875
Dell Technologies, Inc. - Class C	33	4,379
Fortinet, Inc. (a)	63	6,294
HP, Inc.	81	2,009
International Business Machines Corp.	81	20,505
NetApp, Inc.	18	1,874
Sandisk Corp./DE (a)	9	386
Super Micro Computer, Inc. (a)	48	2,831
Western Digital Corp.	27	2,125
		75,846

Computer Systems Design and Related Services - 5.9%
Alphabet, Inc. - Class A	1,092	209,555
CDW Corp.	12	2,093
CGI, Inc.	18	1,736
Cognizant Technology Solutions Corp. - Class A	42	3,014
GoDaddy, Inc. - Class A (a)	12	1,939
Leidos Holdings, Inc.	12	1,916
Palantir Technologies, Inc. - Class A (a)	189	29,928
Palo Alto Networks, Inc. (a)	54	9,374
Seagate Technology Holdings PLC	18	2,826
ServiceNow, Inc. (a)	18	16,976
Snowflake, Inc. - Class A (a)	21	4,693
Workday, Inc. - Class A (a)	18	4,129
Zscaler, Inc. (a)	12	3,427
		291,606

Consumer Goods Rental - 0.9%
Netflix, Inc. (a)	39	45,217

Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	6	1,006
Kimberly-Clark Corp.	27	3,365
		4,371

Couriers and Express Delivery Services - 0.2%
FedEx Corp.	18	4,023
United Parcel Service, Inc. - Class B	69	5,945
		9,968

Cut and Sew Apparel Manufacturing - 0.0% (b)
Lululemon Athletica, Inc. (a)	9	1,805

Dairy Product Manufacturing - 0.2%
Kraft Heinz Co.	93	2,554
Mondelez International, Inc. - Class A	111	7,180
		9,734

Data Processing Hosting and Related Services - 0.6%
Airbnb, Inc. - Class A (a)	48	6,356
Automatic Data Processing, Inc.	33	10,213
Broadridge Financial Solutions, Inc.	9	2,228
FactSet Research Systems, Inc.	3	1,209
Fiserv, Inc. (a)	48	6,669
Verisk Analytics, Inc.	12	3,344
		30,019

Department Stores - 1.2%
Walmart, Inc.	591	57,906

Depository Credit Intermediation - 4.1%
Bank of America Corp.	615	29,071
Bank of Montreal	45	4,970
Bank of New York Mellon Corp.	60	6,087
Bank of Nova Scotia	78	4,338
Canadian Imperial Bank of Commerce	57	4,072
Capital One Financial Corp.	54	11,610
Citigroup, Inc.	156	14,617
Deutsche Bank AG	168	5,541
Fifth Third Bancorp	15	623
Huntington Bancshares, Inc.	123	2,021
JPMorgan Chase & Co.	213	63,099
KeyCorp	24	430
M&T Bank Corp.	15	2,830
Northern Trust Corp.	15	1,950
PNC Financial Services Group, Inc.	33	6,279
Regions Financial Corp.	78	1,976
State Street Corp.	24	2,682
Toronto-Dominion Bank	108	7,871
Truist Financial Corp.	108	4,721
US Bancorp	126	5,665
Wells Fargo & Co.	273	22,012
		202,465

Direct Selling Establishments - 0.2%
DoorDash, Inc. - Class A (a)	33	8,258

Drinking Places (Alcoholic Beverages) - 0.2%
Cintas Corp.	33	7,344

Drugs and Druggists' Sundries Merchant Wholesalers - 0.3%
Cardinal Health, Inc.	21	3,260
Cencora, Inc.	18	5,149
McKesson Corp.	12	8,323
		16,732

Electric Power Generation Transmission and Distribution - 2.1%
Ameren Corp.	24	2,427
American Electric Power Co., Inc.	45	5,091
CMS Energy Corp.	27	1,993
Consolidated Edison, Inc.	30	3,105
Constellation Energy Corp.	27	9,392
DTE Energy Co.	18	2,491
Duke Energy Corp.	66	8,028
Entergy Corp.	36	3,256
Exelon Corp.	84	3,775
First Solar, Inc. (a)	9	1,573
FirstEnergy Corp.	48	2,050
GE Vernova, Inc.	24	15,847
NextEra Energy, Inc.	165	11,725
NiSource, Inc.	12	510
NRG Energy, Inc.	6	1,003
PG&E Corp.	186	2,608
PPL Corp.	63	2,248
Public Service Enterprise Group, Inc.	42	3,771
Southern Co.	93	8,787
Vistra Corp.	30	6,256
WEC Energy Group, Inc.	27	2,945
Xcel Energy, Inc.	48	3,525
		102,406

Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	3,165

Electronic Shopping and Mail-Order Houses - 4.7%
Amazon.com, Inc. (a)	972	227,555
Coupang, Inc. (a)	144	4,238
eBay, Inc.	39	3,578
		235,371

Engine Turbine and Power Transmission Equipment - 0.6%
Cummins, Inc.	12	4,412
General Electric Co.	90	24,397
		28,809

Fabric Mills - 0.0% (b)
Amer Sports, Inc. (a)	12	450

Footwear Manufacturing - 0.2%
NIKE, Inc. - Class B	129	9,635

Freight Transportation Arrangement - 0.1%
JB Hunt Transport Services, Inc.	9	1,296
Norfolk Southern Corp.	18	5,004
		6,300

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	18	2,686

General Medical and Surgical Hospitals - 0.1%
HCA Healthcare, Inc.	18	6,372

General Merchandise Stores - 0.8%
Costco Wholesale Corp.	39	36,646
Dollar General Corp.	6	629
Dollar Tree, Inc. (a)	6	681
Target Corp.	39	3,920
		41,876

Glass and Glass Product Manufacturing - 0.1%
Corning, Inc.	72	4,553

Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	39	2,113
Kellanova	27	2,155
		4,268

Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	42	3,343

Grocery Stores - 0.1%
Kroger Co.	57	3,996

Hardware and Plumbing and Heating Equipment - 0.0% (b)
Watsco, Inc.	3	1,353

Health and Personal Care Stores - 0.1%
CVS Health Corp.	105	6,521

Household Appliance Manufacturing - 0.0% (b)
SharkNinja, Inc. (a)	3	348

Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	27	5,555

Household Appliances Electrical Electronic Goods - 0.1%
Johnson Controls International PLC	57	5,985

Industrial Machinery Manufacturing - 0.3%
Applied Materials, Inc.	69	12,424

Insurance Carriers - 3.4%
Aflac, Inc.	45	4,471
Allstate Corp.	21	4,268
American International Group, Inc.	48	3,726
Berkshire Hathaway, Inc. - Class B (a)	159	75,029
Centene Corp. (a)	30	782
Chubb Ltd.	33	8,779
Cigna Group	24	6,417
Cincinnati Financial Corp.	12	1,770
Corebridge Financial, Inc.	48	1,707
Elevance Health, Inc.	18	5,096
Hartford Insurance Group, Inc.	24	2,985
Humana, Inc.	9	2,249
Loews Corp.	18	1,630
Manulife Financial Corp.	105	3,251
MetLife, Inc.	54	4,101
Principal Financial Group, Inc.	15	1,168
Progressive Corp.	48	11,618
Prudential Financial, Inc.	30	3,108
Sun Life Financial, Inc.	48	2,928
Travelers Cos., Inc.	18	4,684
UnitedHealth Group, Inc.	72	17,968
W R Berkley Corp.	6	413
		168,148

Internet Software & Services - 0.1%
MercadoLibre, Inc. (a)	3	7,122

Investigation and Security Services - 0.1%
Cloudflare, Inc. - Class A (a)	21	4,361

Iron and Steel Mills and Ferroalloy Manufacturing - 0.0% (b)
ArcelorMittal SA	66	2,088

Lessors of Nonfinancial Intangible Assets - 0.0% (b)
Restaurant Brands International, Inc.	21	1,425

Machinery Equipment and Supplies Merchant Wholesalers - 0.3%
Fastenal Co.	96	4,428
Ferguson Enterprises, Inc.	12	2,680
WW Grainger, Inc.	3	3,119
		10,227

Management of Companies and Enterprises - 0.4%
Carnival Corp. (a)	102	3,037
Citizens Financial Group, Inc.	36	1,718
CNH Industrial NV	27	350
Koninklijke Philips NV	57	1,493
Royal Bank of Canada	87	11,176
Smurfit WestRock PLC	42	1,864
		19,638

Management Scientific and Technical Consulting - 0.6%
Accenture PLC - Class A	54	14,423
Booz Allen Hamilton Holding Corp.	9	966
Eaton Corp. PLC	33	12,696
		28,085

Medical and Diagnostic Laboratories - 0.0% (b)
Labcorp Holdings, Inc.	3	780

Medical Equipment and Supplies Manufacturing - 1.9%
3M Co.	45	6,715
Becton Dickinson and Co.	24	4,278
Boston Scientific Corp. (a)	126	13,220
Cooper Cos., Inc. (a)	12	848
Dexcom, Inc. (a)	33	2,665
Edwards Lifesciences Corp. (a)	48	3,807
Insulet Corp. (a)	3	865
Intuitive Surgical, Inc. (a)	30	14,433
Johnson & Johnson	192	31,630
ResMed, Inc.	12	3,263
Stryker Corp.	30	11,782
Zimmer Biomet Holdings, Inc.	18	1,650
		95,156

Metal Ore Mining - 0.6%
Agnico Eagle Mines Ltd.	42	5,223
Barrick Mining Corp.	147	3,105
Cameco Corp.	27	2,023
Franco-Nevada Corp.	12	1,912
Freeport-McMoRan, Inc.	120	4,829
Newmont Corp.	96	5,961
Southern Copper Corp.	52	4,864
Wheaton Precious Metals Corp.	27	2,471
		30,388

Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc. (a)	15	3,341

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.1%
Copart, Inc. (a)	81	3,672
Genuine Parts Co.	9	1,160
		4,832

Motor Vehicle Manufacturing - 1.7%
Ford Motor Co.	330	3,653
General Motors Co.	81	4,321
PACCAR, Inc.	45	4,444
Tesla, Inc. (a)	237	73,060
		85,478

Natural Gas Distribution - 0.5%
Atmos Energy Corp.	15	2,339
CenterPoint Energy, Inc.	54	2,096
Cheniere Energy, Inc.	21	4,953
Cheniere Energy Partners LP	30	1,730
Eversource Energy	30	1,983
Fortis, Inc.	30	1,469
Kinder Morgan, Inc.	183	5,135
Sempra Energy	54	4,411
		24,116

Navigational Measuring Electromedical and Control Instruments Manufacturing - 1.6%
AMETEK, Inc.	21	3,882
Danaher Corp.	60	11,830
Fortive Corp.	30	1,438
GE HealthCare Technologies, Inc.	39	2,782
Hologic, Inc. (a)	15	1,002
IDEXX Laboratories, Inc. (a)	6	3,206
Illumina, Inc. (a)	9	924
Keysight Technologies, Inc. (a)	15	2,459
L3Harris Technologies, Inc.	15	4,122
Medtronic PLC	108	9,746
Northrop Grumman Corp.	12	6,919
Roper Technologies, Inc.	9	4,954
Teradyne, Inc.	15	1,612
Thermo Fisher Scientific, Inc.	33	15,433
Trane Technologies PLC	18	7,885
Trimble, Inc. (a)	6	503
Waters Corp. (a)	3	866
		79,563

Newspaper Periodical Book and Directory Publishers - 0.1%
Thomson Reuters Corp.	27	5,425

Nondepository Credit Intermediation - 0.5%
American Express Co.	57	17,061
UBS Group AG	198	7,391
		24,452

Nonmetallic Mineral Mining and Quarrying - 0.1%
Martin Marietta Materials, Inc.	6	3,449
Vulcan Materials Co.	12	3,296
		6,745

Nonresidential Building Construction - 0.0% (b)
Stellantis NV	171	1,520

Office Administrative Services - 0.1%
Baker Hughes Co.	84	3,784

Offices of Physicians - 0.0% (b)
Molina Healthcare, Inc. (a)	6	947

Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A (a)	24	3,738

Oil and Gas Extraction - 0.5%
Canadian Natural Resources Ltd.	90	2,853
Coterra Energy, Inc.	48	1,171
Devon Energy Corp.	54	1,794
Dominion Energy, Inc.	69	4,033
EOG Resources, Inc.	48	5,761
EQT Corp.	15	806
Expand Energy Corp.	21	2,200
Occidental Petroleum Corp.	78	3,427
Tamboran Resources Corp. (a)	135	2,699
		24,744

Other Fabricated Metal Product Manufacturing - 0.2%
Axon Enterprise, Inc. (a)	6	4,533
Emerson Electric Co.	48	6,984
		11,517

Other Financial Investment Activities - 1.7%
Ameriprise Financial, Inc.	9	4,664
Apollo Global Management, Inc.	45	6,539
Ares Management Corp. - Class A	12	2,226
Blackrock, Inc.	12	13,272
Blackstone, Inc.	60	10,378
Brookfield Corp.	96	6,437
DraftKings, Inc. - Class A (a)	39	1,756
Ferrari NV	12	5,321
Morgan Stanley	129	18,377
S&P Global, Inc.	27	14,880
T Rowe Price Group, Inc.	18	1,826
		85,676

Other Food Manufacturing - 0.1%
General Mills, Inc.	45	2,204
McCormick & Co., Inc.	21	1,483
		3,687

Other General Purpose Machinery Manufacturing - 0.4%
Illinois Tool Works, Inc.	24	6,143
Mettler-Toledo International, Inc. (a)	3	3,701
Parker-Hannifin Corp.	12	8,783
Xylem, Inc.	21	3,037
		21,664

Other Information Services - 3.1%
CoStar Group, Inc. (a)	33	3,142
Meta Platforms, Inc. - Class A	189	146,180
Pinterest, Inc. - Class A (a)	42	1,621
VeriSign, Inc.	6	1,613
		152,556

Other Investment Pools and Funds - 0.1%
Alcon AG	30	2,627
Garmin Ltd.	15	3,281
		5,908

Other Leather and Allied Product Manufacturing - 0.0% (b)
Tapestry, Inc.	6	648

Other Miscellaneous Store Retailers - 0.1%
Amcor PLC	51	477
Tractor Supply Co.	45	2,563
		3,040

Other Professional Scientific and Technical Services - 0.1%
Gartner, Inc. (a)	6	2,032
IQVIA Holdings, Inc. (a)	15	2,788
		4,820

Other Telecommunications - 0.4%
BCE, Inc.	75	1,750
TELUS Corp.	126	2,028
Verizon Communications, Inc.	360	15,394
		19,172

Other Transit and Ground Passenger Transportation - 0.3%
Uber Technologies, Inc. (a)	177	15,532

Paint Coating and Adhesive Manufacturing - 0.2%
PPG Industries, Inc.	18	1,899
Sherwin-Williams Co.	21	6,948
		8,847

Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.1%
NUTRIEN Ltd.	42	2,491

Petroleum and Coal Products Manufacturing - 1.7%
Chevron Corp.	174	26,385
Exxon Mobil Corp.	372	41,530
Marathon Petroleum Corp.	27	4,595
Phillips 66	36	4,449
Suncor Energy, Inc.	78	3,078
Valero Energy Corp.	27	3,708
		83,745

Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	216	3,897

Pharmaceutical and Medicine Manufacturing - 3.8%
Abbott Laboratories	147	18,550
AbbVie, Inc.	150	28,353
Alnylam Pharmaceuticals, Inc. (a)	9	3,530
Amgen, Inc.	45	13,279
Biogen, Inc. (a)	12	1,536
Bristol-Myers Squibb Co.	165	7,146
Eli Lilly & Co.	75	55,505
Gilead Sciences, Inc.	102	11,454
Merck & Co., Inc.	213	16,640
Pfizer, Inc.	492	11,459
Regeneron Pharmaceuticals, Inc.	9	4,909
Vertex Pharmaceuticals, Inc. (a)	21	9,594
West Pharmaceutical Services, Inc.	6	1,436
Zoetis, Inc.	39	5,686
		189,077

Pipeline Transportation of Crude Oil - 0.1%
Enbridge, Inc.	138	6,250

Pipeline Transportation of Natural Gas - 0.3%
Enterprise Products Partners LP	138	4,277
Pembina Pipeline Corp.	48	1,785
TC Energy Corp.	87	4,165
Williams Cos., Inc.	102	6,115
		16,342

Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A (a)	36	1,369
STERIS PLC	9	2,038
		3,407

Radio and Television Broadcasting - 0.5%
Fox Corp. - Class A	6	335
Fox Corp. - Class B	15	767
Spotify Technology SA (a)	12	7,518
Walt Disney Co.	153	18,224
		26,844

Rail Transportation - 0.4%
Canadian Pacific Kansas City Ltd.	57	4,192
CSX Corp.	159	5,651
Union Pacific Corp.	51	11,321
		21,164

Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	15	2,881

Residential Building Construction - 0.2%
DR Horton, Inc.	24	3,428
Lennar Corp. - Class A	6	673
Lennar Corp. - Class B	15	1,608
PulteGroup, Inc.	18	2,033
		7,742

Resin Synthetic Rubber and Artificial Synthetic - 0.1%
Dow, Inc.	45	1,048
DuPont de Nemours, Inc.	36	2,588
Westlake Corp.	9	714
		4,350

Restaurants and Other Eating Places - 0.8%
Chipotle Mexican Grill, Inc. (a)	111	4,760
Darden Restaurants, Inc.	9	1,815
McDonald's Corp.	57	17,104
Starbucks Corp.	96	8,559
Veralto Corp.	21	2,201
Yum! Brands, Inc.	24	3,460
		37,899

Scheduled Air Transportation - 0.1%
Delta Air Lines, Inc.	54	2,873
Southwest Airlines Co.	36	1,114
United Airlines Holdings, Inc. (a)	27	2,384
		6,371

Scientific Research and Development Services - 0.1%
MPLX LP	87	4,567

Securities and Commodity Contracts Intermediation and Brokerage - 0.8%
Cboe Global Markets, Inc.	9	2,169
Charles Schwab Corp.	117	11,434
Goldman Sachs Group, Inc.	27	19,537
Raymond James Financial, Inc.	18	3,008
Robinhood Markets, Inc. - Class A (a)	36	3,710
Tradeweb Markets, Inc. - Class A	12	1,663
		41,521

Securities and Commodity Exchanges - 0.3%
Intercontinental Exchange, Inc.	48	8,872
Nasdaq, Inc.	45	4,330
		13,202

Semiconductor and Other Electronic Component Manufacturing - 12.0%
Advanced Micro Devices, Inc. (a)	138	24,331
Amphenol Corp. - Class A	102	10,864
Analog Devices, Inc.	42	9,434
Astera Labs, Inc. (a)	9	1,231
Best Buy Co., Inc.	12	781
Broadcom, Inc.	402	118,067
GLOBALFOUNDRIES, Inc. (a)	45	1,683
Intel Corp.	399	7,900
Jabil, Inc.	3	669
Lam Research Corp.	111	10,527
Marvell Technology, Inc.	54	4,340
Microchip Technology, Inc.	45	3,042
Micron Technology, Inc.	93	10,150
Monolithic Power Systems, Inc.	3	2,134
NVIDIA Corp.	2,019	359,119
NXP Semiconductors NV	21	4,489
ON Semiconductor Corp. (a)	36	2,029
Otis Worldwide Corp.	33	2,828
STMicroelectronics NV	75	1,907
Texas Instruments, Inc.	78	14,123
Vertiv Holdings Co. - Class A	30	4,368
		594,016

Services to Buildings and Dwellings - 0.0% (b)
Rollins, Inc.	36	2,062

Soap Cleaning Compound and Toilet Preparation - 1.1%
Air Products and Chemicals, Inc.	18	5,182
Church & Dwight Co., Inc.	21	1,969
Clorox Co.	9	1,130
Colgate-Palmolive Co.	66	5,534
Ecolab, Inc.	24	6,282
Estee Lauder Cos., Inc. - Class A	27	2,520
Kenvue, Inc.	171	3,666
Procter & Gamble Co.	201	30,245
		56,528

Software Publishers - 11.1%
Adobe, Inc. (a)	36	12,877
Atlassian Corp. - Class A (a)	15	2,877
Autodesk, Inc. (a)	18	5,456
Block, Inc. (a)	51	3,940
Cadence Design Systems, Inc. (a)	24	8,750
Check Point Software Technologies Ltd. (a)	9	1,676
Crowdstrike Holdings, Inc. - Class A (a)	21	9,546
Datadog, Inc. - Class A (a)	27	3,779
Electronic Arts, Inc.	21	3,202
Global Payments, Inc.	21	1,679
Hewlett Packard Enterprise Co.	111	2,297
HubSpot, Inc. (a)	3	1,559
Intuit, Inc.	24	18,843
Microsoft Corp.	696	371,316
Oracle Corp.	213	54,053
PTC, Inc. (a)	9	1,933
Salesforce, Inc.	81	20,925
Shopify, Inc. - Class A (a)	81	9,899
Synopsys, Inc. (a)	14	8,893
Tyler Technologies, Inc. (a)	3	1,754
Veeva Systems, Inc. - Class A (a)	9	2,558
		547,812

Spectator Sports - 0.1%
Flutter Entertainment PLC (a)	12	3,627

Sporting Goods Hobby and Musical Instrument Stores - 0.0% (b)
Dick's Sporting Goods, Inc.	3	635

Steel Product Manufacturing from Purchased Steel - 0.0% (b)
Steel Dynamics, Inc.	9	1,148

Sugar and Confectionery Product Manufacturing - 0.0% (b)
Hershey Co.	12	2,234

Support Activities for Crop Production - 0.1%
Corteva, Inc.	57	4,111

Support Activities for Mining - 0.4%
Cenovus Energy, Inc.	153	2,330
ConocoPhillips	102	9,725
Diamondback Energy, Inc.	15	2,230
Halliburton Co.	75	1,680
Targa Resources Corp.	18	2,995
Teck Resources Ltd. - Class B	42	1,363
		20,323

Tobacco Manufacturing - 0.6%
Altria Group, Inc.	144	8,919
Philip Morris International, Inc.	132	21,655
		30,574

Travel Arrangement and Reservation Services - 0.5%
Booking Holdings, Inc.	3	16,512
Expedia Group, Inc.	12	2,163
Royal Caribbean Cruises Ltd.	21	6,675
		25,350

Traveler Accommodation - 0.3%
Hilton Worldwide Holdings, Inc.	21	5,630
Las Vegas Sands Corp.	51	2,672
Marriott International, Inc. - Class A	21	5,541
		13,843

Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	72	4,940
Dover Corp.	12	2,174
Ingersoll Rand, Inc.	33	2,793
		9,907

Waste Treatment and Disposal - 0.3%
Republic Services, Inc.	24	5,536
Waste Connections, Inc.	15	2,800
Waste Management, Inc.	33	7,562
		15,898

Water Sewage and Other Systems - 0.1%
American Water Works Co., Inc.	18	2,524

Wired and Wireless Telecommunications Carriers - 0.3%
AT&T, Inc.	609	16,693

Wired Telecommunications Carriers - 0.4%
T-Mobile US, Inc.	78	18,596
Zoom Video Communications, Inc. - Class A (a)	18	1,333
		19,929
TOTAL COMMON STOCKS (Cost $3,065,624)		4,859,565

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%
Business Support Services - 0.0% (b)
Millrose Properties, Inc.	6	180

Lessors of Real Estate - 1.3%
American Tower Corp.	39	8,127
AvalonBay Communities, Inc.	12	2,235
Crown Castle, Inc.	36	3,783
Digital Realty Trust, Inc.	27	4,764
Equinix, Inc.	9	7,067
Equity Residential	30	1,896
Mid-America Apartment Communities, Inc.	6	855
Prologis, Inc.	75	8,009
Public Storage	15	4,079
Realty Income Corp.	75	4,210
SBA Communications Corp.	9	2,022
Simon Property Group, Inc.	27	4,422
Ventas, Inc.	39	2,620
VICI Properties, Inc.	87	2,836
Welltower, Inc.	51	8,419
		65,344

Offices of Real Estate Agents and Brokers - 0.1%
Alexandria Real Estate Equities, Inc.	12	917
Invitation Homes, Inc.	51	1,563
		2,480

Veneer Plywood and Engineered Wood Product Manufacturing - 0.0% (b)
Weyerhaeuser Co.	63	1,578

Warehousing and Storage - 0.1%
Extra Space Storage, Inc.	18	2,418
Iron Mountain, Inc.	24	2,337
		4,755
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $66,541)		74,337

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.24% (c)	22,499	22,499
TOTAL SHORT-TERM INVESTMENTS (Cost $22,499)		22,499

TOTAL INVESTMENTS - 100.0% (Cost $3,154,664)		4,956,401
Other Assets in Excess of Liabilities - 0.0% (b)		1,544
TOTAL NET ASSETS - 100.0%		$4,957,945

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Reverb ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,859,565	$–	$–	$4,859,565
Real Estate Investment Trusts - Common	74,337	–	–	74,337
Money Market Funds	22,499	–	–	22,499
Total Investments	$4,956,401	$–	$–	$4,956,401